Notes to the consolidated statement of cash flows (Changes in group's liabilities from financing activities) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ifrs Loans [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
The group's liabilities from financing activities at the beginning of the year	¥ 198,196,868	¥ 201,142,080	¥ 211,207,782
The group's liabilities from financing activities at the beginning of the year (restated)				¥ 211,207,782
(a) Business combination		878,997
(a) Asset acquisitions			9,418
(b) Changes from financing cash flows:
Proceeds from loans		168,677,805	119,800,321
Proceeds from new bank loans	201,881,272
Repayment of loans		(171,947,870)	(130,703,965)
Repayment of bank loans	(153,146,075)
Interest paid	(8,694,150)	(7,976,843)
(c) Exchange adjustments	(515,687)	(847,434)	811,524
(d) Other changes:
Interest expenses	7,154,229	7,415,824
Capitalised borrowing costs	1,091,783	854,309
Others			17,000
The group's liabilities from financing activities at the end of the year	245,968,240	198,196,868	201,142,080
Loans in disposal group held for sale [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
The group's liabilities from financing activities at the beginning of the year			297,400
The group's liabilities from financing activities at the beginning of the year (restated)				297,400
(b) Changes from financing cash flows:
Proceeds from loans			498,000
Repayment of loans			(213,400)
(d) Other changes:
Disposal group held for sale			(582,000)
Bonds [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
The group's liabilities from financing activities at the beginning of the year	38,063,793	40,312,458	41,519,596
The group's liabilities from financing activities at the beginning of the year (restated)				41,519,596
(b) Changes from financing cash flows:
Proceeds from new bonds	58,880,393	24,217,730	35,300,000
Repayment of bonds	(52,000,000)	(26,800,000)	(36,500,000)
Interest paid	(1,440,844)	(896,587)	(291,040)
Others	(16,070)	(35,283)	(29,075)
(c) Exchange adjustments	(168,214)	(305,256)
(d) Other changes:
Interest expenses	1,475,918	1,582,524	314,280
Others		(11,793)	(1,303)
The group's liabilities from financing activities at the end of the year	44,794,976	38,063,793	40,312,458
Accrued interests [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
The group's liabilities from financing activities at the beginning of the year		1,276,703	1,152,767
The group's liabilities from financing activities at the beginning of the year (restated)				1,152,767
(b) Changes from financing cash flows:
Interest paid		(1,276,703)	(10,732,737)
(d) Other changes:
Interest expenses			10,276,865
Capitalised borrowing costs			579,808
The group's liabilities from financing activities at the end of the year			1,276,703
Cumulative distribution of other equity instruments [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
The group's liabilities from financing activities at the beginning of the year	411,458	77,106	8,846
The group's liabilities from financing activities at the beginning of the year (restated)				8,846
(b) Changes from financing cash flows:
Interest paid	(2,139,222)	(1,436,117)	(617,662)
(d) Other changes:
Accrued cumulative distribution of other equity instrument	2,137,420	1,770,469	685,922
The group's liabilities from financing activities at the end of the year	409,656	411,458	77,106
Finance leases payables [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
The group's liabilities from financing activities at the beginning of the year	5,482,346	4,712,670	1,442,174
Effect of adoption of IFRS 16				774,618
The group's liabilities from financing activities at the beginning of the year (restated)				2,216,792
(a) Business combination		91,595
(a) Asset acquisitions			602,257
(b) Changes from financing cash flows:
Payment of lease liabilities	(1,860,532)	(1,297,746)	(488,015)
(c) Exchange adjustments	(58,294)	(66,099)	(23,673)
(d) Other changes:
New leases	3,193,836	2,201,755	2,233,736
Interest expenses	168,053	202,264	171,573
Capitalised borrowing costs	206,191	73,546
Early termination of lease	(192,233)	(348,242)
Others		(87,397)
The group's liabilities from financing activities at the end of the year	6,939,367	5,482,346	4,712,670
Dividends payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
The group's liabilities from financing activities at the beginning of the year	694,854	1,191,036	1,267,833
The group's liabilities from financing activities at the beginning of the year (restated)				¥ 1,267,833
(b) Changes from financing cash flows:
Dividends paid to shareholders of the Company	(2,825,657)	(2,119,243)	(1,569,809)
Dividends paid to Non-controlling interests of the subsidiaries	(673,859)	(1,702,511)	(1,436,574)
(d) Other changes:
Dividends relating to last year	3,846,114	3,325,572	2,929,586
The group's liabilities from financing activities at the end of the year	¥ 1,041,452	¥ 694,854	¥ 1,191,036